[STRONG LOGO]



PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US AT 1-800-368-3863, 24 HOURS A DAY, 7 DAYS A WEEK.


STRONG GROWTH FUNDS - INVESTOR CLASS                    STRONG LIFE STAGE SERIES - INVESTOR CLASS
Strong Blue Chip Fund                                   Strong Conservative Portfolio
Strong Discovery Fund                                   Strong Moderate Portfolio
Strong Endeavor Fund                                    Strong Aggressive Portfolio
Strong Enterprise Fund
Strong Growth Fund                                      STRONG ADVISOR EQUITY FUNDS - CLASS Z
Strong Growth 20 Fund                                   Strong Advisor Common Stock Fund
Strong Large Cap Growth Fund                            Strong Advisor Small Cap Value Fund
Strong Large Company Growth Fund                        Strong Advisor U.S. Value Fund
Strong U.S. Emerging Growth Fund
                                                        STRONG ADVISOR MID CAP GROWTH FUND - CLASS Z
STRONG EQUITY FUNDS - ADVISOR CLASS
Strong Enterprise Fund                                  STRONG ADVISOR INCOME FUNDS - CLASS Z
Strong Growth Fund                                      Strong Advisor Bond Fund
Strong Growth 20 Fund                                   Strong Advisor Short Duration Bond Fund
Strong Growth and Income Fund
Strong Opportunity Fund                                 STRONG INCOME FUNDS - INVESTOR CLASS
                                                        Strong Corporate Bond Fund
STRONG EQUITY FUNDS - INSTITUTIONAL CLASS               Strong Corporate Income Fund
Strong Enterprise Fund                                  Strong Government Securities Fund
Strong Growth Fund                                      Strong High-Yield Bond Fund
Strong Growth and Income Fund                           Strong Short-Term Bond Fund
Strong Overseas Fund                                    Strong Short-Term High Yield Bond Fund
                                                        Strong Short-Term Income Fund
STRONG SECTOR FUNDS - INVESTOR CLASS
Strong Energy Fund                                      STRONG INCOME FUNDS - ADVISOR CLASS
Strong Technology 100 Fund                              Strong Corporate Bond Fund
                                                        Strong Government Securities Fund
STRONG CORE FUNDS - INVESTOR CLASS                      Strong High-Yield Bond Fund
Strong Balanced Fund                                    Strong Short-Term Bond Fund
Strong Growth and Income Fund                           Strong Short-Term High Yield Bond Fund
Strong Index 500 Fund
Strong Opportunity Fund                                 STRONG INCOME FUNDS - INSTITUTIONAL CLASS
                                                        Strong Advisor Bond Fund
STRONG LARGE CAP CORE FUND - INVESTOR CLASS             Strong Advisor Municipal Bond Fund
                                                        Strong Corporate Bond Fund
STRONG VALUE FUND - INVESTOR CLASS                      Strong Government Securities Fund
                                                        Strong High-Yield Bond Fund
STRONG VALUE FUNDS - INVESTOR CLASS                     Strong Short-Term Bond Fund
Strong Dividend Income Fund
Strong Dow 30 Value Fund                                STRONG MUNICIPAL INCOME FUNDS - INVESTOR CLASS
Strong Mid Cap Disciplined Fund                         Strong High-Yield Municipal Bond Fund
Strong Multi Cap Value Fund                             Strong Intermediate Municipal Bond Fund
Strong Small Company Value Fund                         Strong Minnesota Tax-Free Fund
Strong Small/Mid Cap Value Fund                         Strong Municipal Bond Fund
Strong Strategic Value Fund                             Strong Short-Term High Yield Municipal Fund
                                                        Strong Short-Term Municipal Bond Fund
STRONG INTERNATIONAL FUNDS - INVESTOR CLASS             Strong Wisconsin Tax-Free Fund
Strong Asia Pacific Fund
Strong Overseas Fund                                    STRONG ULTRA SHORT-TERM FUNDS - INVESTOR CLASS
                                                        Strong Ultra Short-Term Income Fund
STRONG MONEY MARKET FUNDS - INVESTOR CLASS              Strong Ultra Short-Term Municipal Income Fund
Strong Florida Municipal Money Market Fund
Strong Heritage Money Fund                              STRONG ULTRA SHORT-TERM FUNDS - ADVISOR CLASS
Strong Money Market Fund                                Strong Ultra Short-Term Income Fund
Strong Municipal Money Market Fund                      Strong Ultra Short-Term Municipal Income Fund
Strong Tax-Free Money Fund
                                                        STRONG ULTRA SHORT-TERM FUNDS - INSTITUTIONAL CLASS
STRONG HERITAGE MONEY FUND - ADVISOR CLASS              Strong Ultra Short-Term Income Fund
                                                        Strong Ultra Short-Term Municipal Income Fund
STRONG HERITAGE MONEY FUND - INSTITUTIONAL CLASS


SUPPLEMENT DATED SEPTEMBER 15, 2004, TO ABOVE STRONG FUND PROSPECTUSES, DATED ON OR AFTER MARCH 1, 2004, AND BEFORE MAY 21, 2004, AS PREVIOUSLY SUPPLEMENTED.

ALL FUNDS, EXCEPT FOR THE STRONG HIGH-YIELD MUNICIPAL BOND FUND
REORGANIZATION AND MEETING OF SHAREHOLDERS. In August, the Strong Funds' Board of Directors/Trustees ("BOARD") approved the reorganization of the Strong Funds into the Wells Fargo Funds ("REORGANIZATION"), as shown in the table that follows, and interim investment advisory agreements between the Strong Funds and Wells Fargo Funds Management and certain sub-advisors ("INTERIM AGREEMENTS"). A special meeting of the shareholders of the Strong Funds is to be held on December 10, 2004, at which shareholders will vote on whether to approve the Reorganization and Interim Agreements. The Board approved the Reorganization and Interim Agreements because it believes they are in the best interest of shareholders. Additional information will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders in October 2004.

------------------------------------------------------------ -----------------------------------------------------------------
                        STRONG FUND                                                  WELLS FARGO FUND
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Bond Fund                                     Wells Fargo Montgomery Total Return Bond Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Common Stock Fund                             Wells Fargo Common Stock Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Mid Cap Growth Fund                           Wells Fargo Montgomery Mid Cap Growth Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Municipal Bond Fund                           Wells Fargo Municipal Bond Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Short Duration Bond Fund                      Wells Fargo Ultra-Short Duration Bond Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor Small Cap Value Fund                          Wells Fargo Small Cap Value Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Advisor U.S. Value Fund                               Wells Fargo U.S. Value Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Aggressive Portfolio                                  Wells Fargo Life Stage - Aggressive Portfolio (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Asia Pacific Fund                                     Wells Fargo Asia Pacific Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Balanced Fund                                         Wells Fargo Balanced Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Blue Chip Fund                                        Wells Fargo Large Company Growth Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Conservative Portfolio                                Wells Fargo Life Stage - Conservative Portfolio (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Corporate Bond Fund                                   Wells Fargo Corporate Bond Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Corporate Income Fund                                 Wells Fargo Montgomery Total Return Bond Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Discovery Fund                                        Wells Fargo Discovery Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Dividend Income Fund                                  Wells Fargo Dividend Income Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Dow 30 Value Fund                                     Wells Fargo Dividend Income Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Endeavor Fund                                         Wells Fargo Capital Growth Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Energy Fund                                           Wells Fargo Dividend Income Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Enterprise Fund                                       Wells Fargo Enterprise Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Florida Municipal Money Market Fund                   Wells Fargo National Tax-Free Money Market Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Government Securities Fund                            Wells Fargo Government Securities Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Growth Fund                                           Wells Fargo Growth Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Growth 20 Fund                                        Wells Fargo Growth Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Growth and Income Fund                                Wells Fargo Growth and Income Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Heritage Money Fund                                   Wells Fargo Heritage Money Market Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong High-Yield Bond Fund                                  Wells Fargo High Income Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Index 500 Fund                                        Wells Fargo Index Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Intermediate Municipal Bond Fund                      Wells Fargo Intermediate Tax-Free Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Large Cap Core Fund                                   Wells Fargo Growth and Income Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Large Cap Growth Fund                                 Wells Fargo Large Cap Growth Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Large Company Growth Fund                             Wells Fargo Capital Growth Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Mid Cap Disciplined Fund                              Wells Fargo Mid Cap Disciplined Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Minnesota Tax-Free Fund                               Wells Fargo Minnesota Tax-Free Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Moderate Portfolio                                    Wells Fargo Life Stage - Moderate Portfolio (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Money Market Fund                                     Wells Fargo Money Market Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Multi Cap Value Fund                                  Wells Fargo Small Cap Value Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Municipal Bond Fund                                   Wells Fargo Municipal Bond Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Municipal Money Market Fund                           Wells Fargo Municipal Money Market Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Opportunity Fund                                      Wells Fargo Opportunity Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Overseas Fund                                         Wells Fargo Overseas Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Short-Term Bond Fund                                  Wells Fargo Short-Term Bond Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Short-Term High Yield Bond Fund                       Wells Fargo Short-Term High Yield Bond Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Short-Term High Yield Municipal Fund                  Wells Fargo Short-Term Municipal Bond Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Short-Term Income Fund                                Wells Fargo Short-Term Bond Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Short-Term Municipal Bond Fund                        Wells Fargo Short-Term Municipal Bond Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Small Company Value Fund                              Wells Fargo Small Cap Disciplined Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Small/Mid Cap Value Fund                              Wells Fargo Small/Mid Cap Value Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Strategic Value Fund                                  Wells Fargo U.S. Value Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Tax-Free Money Fund                                   Wells Fargo National Tax-Free Money Market Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Technology 100 Fund                                   Wells Fargo Specialized Technology Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Ultra Short-Term Income Fund                          Wells Fargo Ultra Short-Term Income Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Ultra Short-Term Municipal Income Fund                Wells Fargo Ultra Short-Term Municipal Income Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong U.S. Emerging Growth Fund                             Wells Fargo Montgomery Small Cap Fund
------------------------------------------------------------ -----------------------------------------------------------------
Strong Value Fund                                            Wells Fargo Large Company Core Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------
Strong Wisconsin Tax-Free Fund                               Wells Fargo Wisconsin Tax-Free Fund (New)
------------------------------------------------------------ -----------------------------------------------------------------

THE FOLLOWING SUPPLEMENTS THE INFORMATION FOUND IN THE SECTION ENTITLED "WHO ARE THE FUNDS' INVESTMENT ADVISOR AND PORTFOLIO MANAGERS":

On May 26, 2004, Strong announced that it reached a definitive agreement with Wells Fargo & Company ("Wells Fargo") to acquire assets of Strong Financial Corporation and certain of its affiliates, including Strong Capital Management, Inc. ("Strong"), the investment advisor to the Strong Family of Funds. As part of the proposed transaction, Strong will be seeking approval from the Board of Directors of the Strong Funds ("Board") on various matters including appointing Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo, as a new investment advisor for the Strong Funds and a merger of those funds into the Wells Fargo Funds family of mutual funds.

The transaction, which is anticipated to close in the first quarter of 2005, is subject to a number of conditions, including that the Board must determine whether the transaction is in the best interest of each Strong Fund and its shareholders. If the Board so determines, you will receive additional information from Strong requesting your approval regarding the transaction as it relates to your Strong Fund.

Wells Fargo, a diversified financial services company, was founded in 1852 and is primarily engaged in providing banking, insurance, investments, mortgage, and consumer finance services through its wholly owned subsidiaries. As of June 30, 2004, Wells Fargo had $420 billion in assets and Wells Fargo Funds Management, LLC, with 69 mutual funds, had over $76 billion in assets.

STRONG ADVISOR BOND FUND, STRONG GOVERNMENT SECURITIES FUND, STRONG SHORT-TERM BOND FUND, AND STRONG SHORT-TERM INCOME FUND Effective April 21, 2004, Messrs.
W. Frank Koster and Thomas M. Price are the Portfolio Co-Managers of the Strong Advisor Bond Fund, Messrs. Jay N. Mueller and Koster are the Portfolio Co-Managers of the Strong Government Securities Fund, and Messrs. Mueller and Price are the Portfolio Co-Managers of the Strong Short-Term Bond Fund and the Strong Short-Term Income Fund. Messrs. Koster's and Mueller's biographies are found below. Mr. Price's biography can be found on page 13 of the Strong Advisor Income Funds - Class Z prospectus, page 20 of the Strong Income Funds - Investor Class prospectus, and page 17 of the Strong Income Funds - Advisor Class and Institutional Class prospectuses.

     W. FRANK KOSTER co-manages the ADVISOR BOND FUND and the GOVERNMENT SECURITIES FUND. Mr. Koster joined Strong in March 1999 and has co-managed the Funds since April 2004. Since March 2001, Mr. Koster has been a Portfolio Manager for Strong's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December 2000, he was a Senior Vice President of Strong's Institutional Business Group. Mr. Koster received his bachelor's degree in economics from The College of Wooster in 1979.

     JAY N. MUELLER, CFA, co-manages the GOVERNMENT SECURITIES FUND, the SHORT-TERM BOND FUND, and the SHORT-TERM INCOME FUND and has earned the right to use the Chartered Financial Analyst(R) designation. He joined Strong as a Portfolio Manager in September 1991. He has co-managed the Funds since April 2004. Mr. Mueller received his bachelor's degree in economics from the University of Chicago in 1982.

STRONG CORPORATE BOND FUND
Effective May 1, 2004, the first full paragraph on page 1 of the Strong Income Funds - Investor and Advisor Class prospectuses and page 2 of the Income Funds - Institutional Class prospectus under "What are the Funds' principal investment strategies?" is deleted and replaced with the following:

     The CORPORATE BOND FUND invests, under normal conditions, at least 80% of its net assets in bonds issued by corporations or similar entities. Under normal conditions, the Fund invests at least 75% of its net assets in investment-grade debt obligations. To increase the income it pays out, it may also invest up to 25% of its net assets in lower-quality, high-yield bonds (commonly referred to as junk bonds). The Fund's average effective maturity will normally be between 7 and 12 years. The Fund may also invest up to 30% of its net assets in foreign securities. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach.

STRONG LARGE COMPANY GROWTH FUND
Effective May 4, 2004, Mr. Thomas J. Pence, CFA, is the sole Portfolio Manager of the Strong Large Company Growth Fund. His biography can be found on page 23 of the Strong Growth Funds - Investor Class prospectus.

STRONG LARGE COMPANY GROWTH FUND
Effective June 7, 2004, the first full paragraph on page 4 of the Strong Growth Funds prospectus under "What are the Funds' principal investment strategies?" is deleted and replaced with the following:

     The LARGE COMPANY GROWTH FUND invests, under normal conditions, at least 80% of its net assets in securities of large-capitalization companies that its manager believes offer the potential for above-average earnings growth, which may include income-producing equity securities. To identify stocks that offer the opportunity for growth, the manager looks for stocks that have attractive growth prospects (e.g., the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings, and positive fundamentals (e.g., showing a growth trend or that are well positioned in a growth industry). Large-capitalization companies are defined as those companies with a market capitalization substantially similar to that of companies in the S&P 500 Composite Stock Price Index at the time of investment. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The Fund may also invest up to 25% of its net assets in foreign securities and may utilize an active trading approach. The manager may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

STRONG FLORIDA MUNICIPAL MONEY MARKET FUND, STRONG MUNICIPAL MONEY MARKET FUND, AND STRONG TAX-FREE MONEY FUND Effective April 21, 2004, Mr. Duane McAllister and Ms. Wendy Casetta are the Portfolio Co-Managers of the Strong Florida Municipal Money Market Fund, the Strong Municipal Money Market Fund, and the Strong Tax-Free Money Fund. Their biographies can be found below.

     DUANE A. MCALLISTER, CFA, co-manages the FLORIDA MUNICIPAL MONEY MARKET FUND, the MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY FUND. Mr. McAllister joined Strong as a Portfolio Manager in May 2002 and has earned the right to use the Chartered Financial Analyst(R) designation. He has co-managed the Funds since April 2004. From November 1995 to April 2002, Mr. McAllister was a Portfolio Manager at AAL Capital Management Corporation. Mr. McAllister received his bachelor's degree in finance from Northern Illinois University in 1989.

     WENDY CASETTA co-manages the FLORIDA MUNICIPAL MONEY MARKET FUND, MUNICIPAL MONEY MARKET FUND, and the TAX-FREE MONEY FUND. Ms. Casetta joined Strong in June 1998 as a senior risk management/legal compliance analyst and has co-managed the Funds since April 2004. From June 2000 to April 2004, she was a municipal research analyst. Ms. Casetta received her bachelor's degree in finance from the University of Wisconsin - Oshkosh in 1993 and her master's of business administration degree from the University of North Florida - Jacksonville in 1998.

STRONG HIGH-YIELD MUNICIPAL BOND FUND
Effective May 28, 2004, the Fund will close to new shareholders. Additionally, the Fund will no longer accept additional investments by current shareholders, except for shares purchased through the automatic reinvestment of dividends and distributions.

STRONG MINNESOTA TAX-FREE FUND
Effective July 8, 2004, Mr. Duane A. McAllister, CFA, is the sole Portfolio Manager of the Strong Minnesota Tax-Free Fund. His biography can be found on page 22 of the Municipal Income Funds prospectus.

STRONG ULTRA SHORT-TERM INCOME FUND
Effective April 21, 2004, Messrs. Jay N. Mueller and Thomas M. Price are the Portfolio Co-Managers of the Strong Ultra Short-Term Income Fund. Mr. Mueller's biography can be found below. Mr. Price's biography can be found on page 11 of the Strong Ultra Short-Term Funds - Investor Class, Advisor Class, and Institutional Class prospectuses.

     JAY N. MUELLER, CFA, co-manages the ULTRA SHORT-TERM INCOME FUND and has earned the right to use the Chartered Financial Analyst(R) designation. He joined Strong as a Portfolio Manager in September 1991. He has co-managed the Fund since April 2004. Mr. Mueller received his bachelor's degree in economics from the University of Chicago in 1982.

STRONG WISCONSIN TAX-FREE FUND
Effective July 8, 2004, Mr. Lyle J. Fitterer, CFA and CPA, is the sole Portfolio Manager of the Strong Wisconsin Tax-Free Fund. His biography can be found on page 21 of the Strong Municipal Income Funds - Investor Class prospectus.

ALL FUNDS, EXCEPT FOR THE STRONG HIGH-YIELD MUNICIPAL BOND FUND The following paragraph is added to all prospectuses.

     INVESTMENTS BY CHECK OR WIRE
     Please  remember to submit  separate checks or wires for investments in the
     Strong  Funds  and   investments  in  other  products   offered  by  Strong
     Investments, Inc. (e.g., qualified tuition plans).

ALL FUNDS, EXCEPT FOR THE STRONG ADVISOR SHORT DURATION BOND FUND, STRONG FLORIDA MUNICIPAL MONEY MARKET FUND, STRONG HERITAGE MONEY FUND, STRONG MONEY MARKET FUND, STRONG MUNICIPAL MONEY MARKET FUND, STRONG TAX-FREE MONEY FUND, STRONG ULTRA SHORT-TERM INCOME FUND, AND STRONG ULTRA SHORT-TERM MUNICIPAL INCOME FUND The "Short-Term Trading" paragraph under "Additional Information" in the prospectus is deleted and replaced with the following:

The Fund attempts to deter short-term trading. The Fund may consider several factors when evaluating shareholder trading activities, including, but not limited to: (1) the amount of a transaction; (2) the frequency of transactions;
(3) the time frame between which purchases and redemptions are executed, including exchanges and sharedrafts (for bond funds offering checkwriting); and
(4) the Fund's asset size. Shareholders who purchase shares and then redeem within thirty-five calendar days, using the last-in, first-out method to determine the holding period, have executed a short-term trade and may be subject, without prior notice, to action by or on behalf of the Fund, including, but not limited to: (1) a request to cease such activities; (2) rejection of any or all future purchase requests in one, several, or all Strong Funds; or (3) a change to, discontinuance of, or temporary suspension of any or all account services. Please see the "Reserved Rights" section for the Fund's additional reserved rights.

Although the Fund attempts to deter short-term trading, it may not always be successful because, among other things, Fund shares may be purchased and redeemed indirectly by underlying shareholders aggregated in omnibus accounts maintained by brokers, retirement plans, fee-based investment programs, and other intermediaries. The Fund may receive limited information about transactions by underlying shareholders in such accounts and the administrators of the accounts may impose different or no restrictions on this type of trading by underlying shareholders. Therefore, the Fund cannot always know about or reasonably be expected to detect short-term trading. If the Fund is unable to deter this type of trading, it may adversely affect the performance of the Fund, including by requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund's manager might otherwise choose to maintain, or to liquidate portfolio holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses.

STRONG BALANCED FUND
Effective September 9, 2004, Mr. W. Frank Koster will manage the bond portion of the STRONG BALANCED FUND. Mr. Koster's biography can be found below.

W. FRANK KOSTER manages the bond portion of the Balanced Fund. He joined Strong in March 1999 and has co-managed the Balanced Fund since September 2004. Since 2001, Mr. Koster has been a Portfolio Manager for Strong's institutional fixed-income accounts. From December 2000 to March 2001, he was a fixed-income product specialist, and from March 1999 to December 2000, he was a Senior Vice President of Strong's Institutional Business Group. Mr. Koster received his bachelor's degree in economics from The College of Wooster in 1979.



RT46197 09-04                                               NLD0804/WH4159 08-04